Offerings	Feb. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.200% Senior Notes due 2032
Amount Registered | shares	892,125,000
Proposed Maximum Offering Price per Unit	0.99823
Maximum Aggregate Offering Price	$ 890,545,938.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 122,984.39
Offering Note
(1)	The U.S. dollar equivalent has been calculated using the February 10, 2026 closing euro/U.S. dollar spot exchange rate of €1.00/$1.1895, as published by Bloomberg L.P.
(2)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3ASR
(File
No. 333-271553)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.625% Senior Notes due 2035
Amount Registered | shares	892,125,000
Proposed Maximum Offering Price per Unit	0.99902
Maximum Aggregate Offering Price	$ 891,250,717.5
Fee Rate	0.01381%
Amount of Registration Fee	$ 123,081.72
Offering Note
(1)	The U.S. dollar equivalent has been calculated using the February 10, 2026 closing euro/U.S. dollar spot exchange rate of €1.00/$1.1895, as published by Bloomberg L.P.
(2)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3ASR
(File
No. 333-271553)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.900% Senior Notes due 2038
Amount Registered | shares	1,189,500,000
Proposed Maximum Offering Price per Unit	0.99511
Maximum Aggregate Offering Price	$ 1,183,683,345
Fee Rate	0.01381%
Amount of Registration Fee	$ 163,466.67
Offering Note
(1)	The U.S. dollar equivalent has been calculated using the February 10, 2026 closing euro/U.S. dollar spot exchange rate of €1.00/$1.1895, as published by Bloomberg L.P.
(2)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3ASR
(File
No. 333-271553)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.